Interim Funding Facility	12 Months Ended
Dec. 31, 2012
Interim Funding Facility
13.	INTERIM FUNDING FACILITY

(a)	Interim Funding Facility

In December 2010, Rio Tinto provided the Company with an initial, non-revolving interim funding facility of $1.8 billion to assist in sustaining the development of the Oyu Tolgoi copper-gold mine. The interim funding facility is on arm’s-length terms and matures on December 31, 2013, subject to earlier mandatory prepayment of all amounts from the proceeds of the first drawdown under the planned Oyu Tolgoi project-financing package.

In November 2011, the Company made its first draw on the interim funding facility. As at December 31, 2012, a total of approximately $1.8 billion (December 31, 2011 - $400.7 million) had been drawn down on the interim funding facility.

Amounts advanced to the Company under the interim funding facility bear interest at the weighted average rate of return earned by the Company on the aggregate interim funding facility proceeds advanced to Oyu Tolgoi. During 2012, the interim funding facility’s effective annual interest rate equaled 90% of the sum of the three-month LIBOR and 6.5%. During 2012, interest expense of $101.1 million (2011 - $0.9 million) was incurred on the interim funding facility.

During 2011, the Company paid a front end fee of $18.0 million and is subject to a commitment fee of 0.4% annually, payable on a semi-annual basis in arrears on the daily average of the undrawn amount under the interim funding facility. During 2012, commitment fees of $1.5 million (2011 - $7.7 million) were incurred on the interim funding facility.

During 2012, all of the interest expense and commitment fees incurred on the interim funding facility were capitalized as Oyu Tolgoi mine development costs.

(b)	Bridge Funding Facility

On April 17, 2012, the Company signed a Memorandum of Agreement with Rio Tinto that established Rio Tinto’s support for a series of funding measures, including an additional bridge funding facility of up to $1.5 billion towards continued construction of the Oyu Tolgoi mine. The bridge funding facility initially matures on April 23, 2013, subject to earlier mandatory prepayment of all amounts from the proceeds of the first drawdown under the planned Oyu Tolgoi project financing package. The bridge funding facility is extendable for one year at Rio Tinto’s discretion following the written request of the Company.

Amounts advanced to the Company under the bridge funding facility bear interest at LIBOR plus 5.0%. During 2012, the Company paid a front end fee of $15.0 million and is subject to a commitment fee of 1.75% annually, payable on a semi-annual basis in arrears on the daily average of the undrawn amount under the bridge funding facility.

During 2012, the $15.0 million front end fee and commitment fees of $16.2 million (2011 - $nil) were capitalized as Oyu Tolgoi mine development costs.

To date, the Company has not drawn down on the bridge funding facility.